Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
Summary of Outstanding Common Stock Options and Related Activity

The following summarizes the outstanding common stock options and related activity for the three months ended March 31, 2014:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Years)

Outstanding as of December 31, 2013	3,865,440	$0.34	6.98
Granted	2,319,263	0.70	9.95
Exercised	—	—
Forfeited	—	—

Outstanding as of March 31, 2014	6,184,703	0.48	7.39

Exercisable as of March 31, 2014	4,201,370	0.34	6.27

The following sets forth the outstanding common stock options and related activity for the years ended December 31, 2013 and 2012:

				Weighted
	Number	Weighted	Weighted	Average
	of	Average	Average	Remaining
	Options	Grant Date	Exercise	Contractual
	Outstanding	Fair Value	Price	Life (Years)
Outstanding as of December 31, 2011	3,156,948	$0.10	$0.14	7.23
Granted	890,000	0.62	1.00
Exercised	(32,451)	0.10	0.06
Forfeited	(149,057)	0.10	0.08

Outstanding as of December 31, 2012	3,865,440	0.22	0.34	6.94
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—

Outstanding as of December 31, 2013	3,865,440	$0.22	$0.34	6.06

Exercisable options as of December 31, 2012	3,175,803	$0.14	$0.21	6.55
Vested during the year ended December 31, 2012	517,254	0.35	0.58
Vested and expected to vest at December 31, 2012	3,693,029	0.21	0.31
Non-vested options at December 31, 2012	689,637	0.58	0.94
Exercisable options as of December 31, 2013	3,441,273	0.17	0.26	5.72
Vested during the year ended December 31, 2013	265,470	0.53	0.85
Vested and expected to vest at December 31, 2013	3,813,747	0.33	0.33
Non-vested options at December 31, 2013	206,772	0.62	1.00

Schedule of Stock Options Outstanding, Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2014:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$ 0.06 - $0.08	902,600	5.13	$0.08	902,600	$0.08
$ 0.15 - $0.19	2,072,840	5.32	0.17	2,072,840	0.17
$0.70	2,319,263	9.95	0.70	707,597	0.70
$1.00	890,000	7.84	1.00	518,333	1.00

	6,184,703	7.39	0.48	4,201,370	0.34

Schedule of Stock Option Awards, Valuation Assumptions

The fair value of each stock-based compensation award granted during the three months ended March 31, 2014 was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.07%
Expected stock price volatility	71.05%
Expected dividend yield	0%
Expected life of options	6.26 years

Schedule of Stock Warrants, Exercisable

The following summarizes information about stock warrants as of December 31, 2013, all of which are exercisable:

		Weighted	Weighted
		Average	Average
	Number	Exercise	Remaining
	of	Price	Life	Intrinsic
	Warrants	Per Share	in Years	Value
Outstanding as of December 31, 2011	11,560,518	$1.39	6.51	$216,710
Granted	419,000	1.49	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding as of December 31, 2012	11,979,518	1.40	5.52	216,710
Granted	325,000	1.77	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding and exercisable as of December 31, 2013	12,304,518	$1.41	4.44	$216,710

Schedule of Outstanding Stock Warrants

The following table presents information related to outstanding stock warrants as of December 31, 2013, all of which are exercisable:

Warrants Outstanding and Exercisable
		Weighted Average
	Number of	Remaining Life in
Exercise Price	Warrants	Years
$0.05	132,797	1.1
0.53	192,242	1.1
1.00	5,844,691	4.9
1.01	75,000	4.6
1.04	823,347	1.1
1.20	41,750	3
1.25	62,500	1
1.75	62,500	1.3
2.00	4,944,691	4.9
2.25	62,500	1.5
2.75	62,500	1.8

	12,304,518	4.4